UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2017

MFS® SPECIAL VALUE TRUST

MFV-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE

The MFS Special Value Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 10.00% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® SPECIAL VALUE TRUST

New York Stock Exchange Symbol: MFV

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite the United Kingdom’s decision to leave the European Union and policy uncertainty accompanying a new presidential administration in the United States, most markets have proved resilient. U.S. share prices have reached new highs, and U.S. bond yields rose on hopes surrounding President Trump’s proposed fiscal policies and indications that the U.S. Federal Reserve will continue to gradually hike interest rates. However, interest rates in most developed markets remain very low, with central banks maintaining accommodative monetary policies in hopes of reinvigorating slow-growing economies and lifting inflation.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, as well as geopolitical hot spots on the Korean peninsula and in the Middle East.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Citigroup, Inc.	2.1%
Texas Instruments, Inc.	1.9%
U.S. Bancorp	1.7%
Aon PLC	1.7%
NASDAQ, Inc.	1.7%
JPMorgan Chase & Co.	1.7%
Duke Energy Corp.	1.6%
PPG Industries, Inc.	1.6%
Accenture PLC, “A”	1.6%
Philip Morris International, Inc.	1.5%

Equity sectors
Financial Services	12.7%
Health Care	5.3%
Basic Materials	2.9%
Leisure	2.9%
Consumer Staples	2.8%
Technology	2.0%
Utilities & Communications	1.6%
Special Products & Services	1.6%
Industrial Goods & Services	1.4%
Retailing	1.3%
Energy	1.2%
Autos & Housing	1.1%

Fixed income sectors (i)
High Yield Corporates	54.1%
Investment Grade Corporates	1.7%
Emerging Markets Bonds	1.2%
Floating Rate Loans	0.7%
Commercial Mortgage-Backed Securities	0.1%

Composition including fixed income credit quality (a)(i)
BBB	1.9%
BB	22.2%
B	25.5%
CCC	7.6%
CC	0.2%
C (o)	0.0%
D	0.1%
Not Rated	0.3%
Non-Fixed Income	36.8%
Cash & Cash Equivalents	5.4%
Other (o)	(0.0)%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of 4/30/17.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
William Adams	Below Investment Grade Debt Instruments Portfolio Manager	2011	Investment Officer of MFS; employed in the investment management area of MFS since 2009.

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.

Nevin Chitkara	Equity Securities Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.

Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations, are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gains and a capital loss carryforward. Returns of shareholder capital may have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 10.00% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 56.3%
Issuer	Shares/Par	Value ($)
Aerospace - 0.6%
KLX, Inc., 5.875%, 12/01/2022 (n)	$100,000	$105,096
TransDigm, Inc., 6.5%, 7/15/2024	125,000	128,438
TransDigm, Inc., 6.375%, 6/15/2026	35,000	35,263

		$268,797
Asset-Backed & Securitized - 0.0%
Citigroup Commercial Mortgage Trust, FRN, 5.922%, 12/10/2049	$220,000	$17,068
Morgan Stanley Capital I, Inc., FRN, 1.481%, 4/28/2039 (i)(z)	60,543	781

		$17,849
Automotive - 0.2%
Gates Global LLC, 6%, 7/15/2022 (n)	$100,000	$100,500

Broadcasting - 1.8%
CBS Radio, Inc., 7.25%, 11/01/2024 (n)	$80,000	$87,000
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	40,000	40,800
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	100,000	103,625
E. W. Scripps Co., 5.125%, 5/15/2025 (z)	60,000	61,575
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029	110,000	122,375
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030	35,000	37,534
Match Group, Inc., 6.375%, 6/01/2024	70,000	76,213
Netflix, Inc., 5.375%, 2/01/2021	70,000	74,900
Netflix, Inc., 5.875%, 2/15/2025	40,000	43,400
Netflix, Inc., 4.375%, 11/15/2026 (n)	40,000	39,400
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	90,000	91,125

		$777,947
Building - 2.5%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)	$85,000	$90,525
Allegion PLC, 5.875%, 9/15/2023	43,000	45,903
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021	120,000	125,175
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	95,000	102,363
Gibraltar Industries, Inc., 6.25%, 2/01/2021	95,000	98,278
HD Supply, Inc., 5.75%, 4/15/2024 (n)	95,000	100,938
New Enterprise Stone & Lime Co, Inc., 10.125%, 4/01/2022 (z)	65,000	68,900
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	130,000	132,600
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	95,000	99,038
Standard Industries, Inc., 6%, 10/15/2025 (n)	55,000	58,713
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	130,000	136,175

		$1,058,608

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Business Services - 1.0%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)		$100,000	$103,500
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)		25,000	25,156
Equinix, Inc., 4.875%, 4/01/2020		55,000	56,375
Equinix, Inc., 5.375%, 1/01/2022		25,000	26,438
Equinix, Inc., 5.375%, 4/01/2023		35,000	36,444
First Data Corp., 5%, 1/15/2024 (z)		80,000	81,820
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)		40,000	41,850
Iron Mountain, Inc., REIT, 6%, 8/15/2023		30,000	31,874

			$403,457
Cable TV - 3.9%
Altice Financing S.A., 6.625%, 2/15/2023 (n)		$200,000	$211,750
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)		235,000	245,281
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		115,000	121,038
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		25,000	26,063
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		55,000	58,420
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)		63,000	64,930
DISH DBS Corp., 5%, 3/15/2023		90,000	90,225
DISH DBS Corp., 5.875%, 11/15/2024		75,000	78,750
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019		60,000	57,675
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		50,000	42,688
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)		20,000	21,500
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	EUR	100,000	123,505
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		$85,000	86,488
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		60,000	64,200
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		45,000	46,181
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		200,000	213,522
Videotron Ltd., 5.375%, 6/15/2024 (n)		15,000	15,806
Videotron Ltd., 5.125%, 4/15/2027 (z)		80,000	81,576

			$1,649,598
Chemicals - 0.9%
Chemours Co., 6.625%, 5/15/2023		$70,000	$74,900
Chemours Co., 7%, 5/15/2025		30,000	32,963
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)		65,000	74,100
Tronox Finance LLC, 6.375%, 8/15/2020		55,000	55,894
Tronox Finance LLC, 7.5%, 3/15/2022 (n)		125,000	130,625

			$368,482
Computer Software - 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		$70,000	$76,883

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - continued
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	$85,000	$90,100
Nuance Communications, Inc., 5.625%, 12/15/2026 (n)	80,000	82,700
VeriSign, Inc., 4.625%, 5/01/2023	35,000	35,823

		$285,506
Computer Software - Systems - 0.8%
CDW LLC/CDW Finance Corp., 5%, 9/01/2025	$25,000	$25,625
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	95,000	99,275
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	115,000	119,600
Western Digital Corp., 10.5%, 4/01/2024	90,000	105,975

		$350,475
Conglomerates - 1.7%
Amsted Industries Co., 5%, 3/15/2022 (n)	$135,000	$138,375
EnerSys, 5%, 4/30/2023 (n)	145,000	147,719
Enpro Industries, Inc., 5.875%, 9/15/2022 (z)	5,000	5,250
Enpro Industries, Inc., 5.875%, 9/15/2022	125,000	131,250
Entegris, Inc., 6%, 4/01/2022 (n)	172,000	179,310
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	105,000	106,313

		$708,217
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$125,000	$32,716

Consumer Products - 0.6%
NBTY, Inc., 7.625%, 5/15/2021 (n)	$95,000	$100,938
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	55,000	56,650
Spectrum Brands, Inc., 6.125%, 12/15/2024	10,000	10,657
Spectrum Brands, Inc., 5.75%, 7/15/2025	75,000	80,393

		$248,638
Consumer Services - 2.0%
ADT Corp., 6.25%, 10/15/2021	$165,000	$180,993
Garda World Security Corp., 7.25%, 11/15/2021 (n)	80,000	80,892
Garda World Security Corp., 7.25%, 11/15/2021 (n)	50,000	50,575
Interval Acquisition Corp., 5.625%, 4/15/2023	170,000	175,100
Mobile Mini, Inc., 5.875%, 7/01/2024	80,000	82,880
Monitronics International, Inc., 9.125%, 4/01/2020	120,000	116,400
Service Corp. International, 5.375%, 5/15/2024	50,000	52,813
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	105,000	108,413

		$848,066

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Containers - 2.2%
Berry Plastics Group, Inc., 5.5%, 5/15/2022	$125,000	$130,625
Berry Plastics Group, Inc., 6%, 10/15/2022	30,000	31,875
Crown American LLC, 4.25%, 9/30/2026 (n)	45,000	44,100
Multi-Color Corp., 6.125%, 12/01/2022 (n)	123,000	128,228
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)	114,000	117,135
Reynolds Group, 5.75%, 10/15/2020	50,000	51,500
Reynolds Group, 5.125%, 7/15/2023 (n)	70,000	72,975
Reynolds Group, 7%, 7/15/2024 (n)	70,000	75,338
Sealed Air Corp., 4.875%, 12/01/2022 (n)	115,000	119,888
Sealed Air Corp., 5.125%, 12/01/2024 (n)	25,000	26,188
Signode Industrial Group, 6.375%, 5/01/2022 (n)	105,000	108,162
Silgan Holdings, Inc., 5.5%, 2/01/2022	10,000	10,350
Silgan Holdings, Inc., 4.75%, 3/15/2025 (n)	35,000	35,306

		$951,670
Electrical Equipment - 0.2%
CommScope Holding Company, Inc., 5.5%, 6/15/2024 (z)	$20,000	$20,950
CommScope Technologies LLC, 5%, 3/15/2027 (n)	75,000	75,656

		$96,606
Electronics - 0.2%
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	$40,000	$42,400
Sensata Technologies B.V., 5%, 10/01/2025 (n)	60,000	61,275

		$103,675
Emerging Market Sovereign - 0.7%
Republic of Ecuador, 10.5%, 3/24/2020 (n)	$200,000	$214,000
Republic of Venezuela, 7%, 3/31/2038	203,000	91,695

		$305,695
Energy - Independent - 3.4%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(n)	$195,167	$39
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024 (n)	95,000	99,750
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	115,000	115,863
Concho Resources, Inc., 5.5%, 4/01/2023	65,000	67,397
Consol Energy, Inc., 5.875%, 4/15/2022	85,000	82,875
Consol Energy, Inc., 8%, 4/01/2023	65,000	67,722
Continental Resources, Inc., 4.5%, 4/15/2023	140,000	137,900
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)	105,000	108,675
Gulfport Energy Corp., 6%, 10/15/2024 (n)	75,000	73,875
Gulfport Energy Corp., 6.375%, 5/15/2025 (n)	25,000	24,906
PDC Energy, Inc., 6.125%, 9/15/2024 (n)	110,000	112,750
Rice Energy, Inc., 7.25%, 5/01/2023	100,000	108,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - continued
Sanchez Energy Corp., 6.125%, 1/15/2023	$125,000	$114,999
Seven Generations Energy, 8.25%, 5/15/2020 (n)	45,000	47,025
Seven Generations Energy, 6.75%, 5/01/2023 (z)	75,000	79,500
SM Energy Co., 6.75%, 9/15/2026	115,000	115,863
Whiting Petroleum Corp., 6.25%, 4/01/2023	105,000	105,000

		$1,462,139
Entertainment - 0.9%
Cedar Fair LP, 5.25%, 3/15/2021	$105,000	$107,877
Cedar Fair LP, 5.375%, 6/01/2024	35,000	36,225
Cedar Fair LP, 5.375%, 4/15/2027 (z)	55,000	56,851
Cinemark USA, Inc., 5.125%, 12/15/2022	50,000	51,500
Cinemark USA, Inc., 4.875%, 6/01/2023	15,000	15,225
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	125,000	126,094

		$393,772
Financial Institutions - 2.3%
Aircastle Ltd., 5.125%, 3/15/2021	$40,000	$42,650
Aircastle Ltd., 5.5%, 2/15/2022	40,000	43,316
CIT Group, Inc., 5.25%, 3/15/2018	40,000	41,272
CIT Group, Inc., 5.5%, 2/15/2019 (n)	8,000	8,450
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	75,000	75,750
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	290,000	301,600
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	40,000	40,600
Navient Corp., 8%, 3/25/2020	135,000	148,163
Navient Corp., 7.25%, 1/25/2022	110,000	117,150
Navient Corp., 7.25%, 9/25/2023	45,000	47,025
Navient Corp., 6.125%, 3/25/2024	39,000	38,610
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	90,000	95,175

		$999,761
Food & Beverages - 1.3%
Aramark Services, Inc., 4.75%, 6/01/2026	$80,000	$81,600
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	70,000	71,225
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	115,000	119,888
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	45,000	46,463
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	20,000	20,625
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	90,000	95,963
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	100,000	104,500

		$540,264
Forest & Paper Products - 0.1%
Appvion, Inc., 9%, 6/01/2020 (n)	$59,000	$34,220

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - 1.8%
CCM Merger, Inc., 6%, 3/15/2022 (z)	$65,000	$67,113
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	95,000	102,600
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	10,000	10,550
Greektown Holdings LLC, 8.875%, 3/15/2019 (n)	145,000	151,435
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025 (n)	80,000	82,200
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020	35,000	36,050
MGM Resorts International, 6.625%, 12/15/2021	90,000	101,025
MGM Resorts International, 6%, 3/15/2023	70,000	76,475
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	105,000	106,969
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	40,000	40,800

		$775,217
Insurance - Health - 0.2%
Centene Corp., 5.625%, 2/15/2021	$35,000	$36,794
Centene Corp., 6.125%, 2/15/2024	60,000	64,650

		$101,444
Machinery & Tools - 0.7%
CNH Industrial Capital LLC, 4.375%, 11/06/2020	$75,000	$77,625
CNH Industrial N.V., 4.5%, 8/15/2023	60,000	61,409
H&E Equipment Services Co., 7%, 9/01/2022	145,000	151,612

		$290,646
Major Banks - 0.6%
Bank of America Corp., FRN, 6.1%, 12/29/2049	$130,000	$139,263
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/31/2049	95,000	100,581

		$239,844
Medical & Health Technology & Services - 3.8%
AmSurg Corp., 5.625%, 7/15/2022	$85,000	$87,690
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	95,000	78,613
DaVita, Inc., 5.125%, 7/15/2024	10,000	10,281
DaVita, Inc., 5%, 5/01/2025	110,000	110,825
Envision Healthcare Corp., 6.25%, 12/01/2024 (n)	35,000	36,838
HCA, Inc., 7.5%, 2/15/2022	150,000	172,560
HCA, Inc., 5.875%, 3/15/2022	30,000	33,263
HCA, Inc., 5%, 3/15/2024	90,000	95,513
HCA, Inc., 5.375%, 2/01/2025	100,000	104,125
HCA, Inc., 5.875%, 2/15/2026	40,000	42,500
HealthSouth Corp., 5.125%, 3/15/2023	105,000	105,394
LifePoint Health, Inc., 5.375%, 5/01/2024 (n)	90,000	90,900
MEDNAX, Inc., 5.25%, 12/01/2023 (n)	110,000	112,475
Quorum Health Corp., 11.625%, 4/15/2023 (n)	75,000	66,563

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
Tenet Healthcare Corp., 8%, 8/01/2020	$190,000	$193,863
Tenet Healthcare Corp., 8.125%, 4/01/2022	150,000	152,250
Tenet Healthcare Corp., 6.75%, 6/15/2023	28,000	26,740
Universal Health Services, Inc., 7.625%, 8/15/2020	105,000	106,444

		$1,626,837
Medical Equipment - 0.5%
Hologic, Inc., 5.25%, 7/15/2022 (n)	$100,000	$105,375
Teleflex, Inc., 5.25%, 6/15/2024	80,000	82,400
Teleflex, Inc., 4.875%, 6/01/2026	30,000	30,450

		$218,225
Metals & Mining - 3.1%
Commercial Metals Co., 4.875%, 5/15/2023	$80,000	$80,400
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)	30,000	31,050
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	200,000	203,625
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	85,000	78,838
Freeport-McMoRan, Inc., 6.5%, 11/15/2020 (n)	15,000	15,413
Freeport-McMoRan, Inc., 6.875%, 2/15/2023 (n)	168,000	176,820
GrafTech International Co., 6.375%, 11/15/2020	85,000	73,738
Kaiser Aluminum Corp., 5.875%, 5/15/2024	85,000	89,675
Kinross Gold Corp., 5.125%, 9/01/2021	45,000	47,025
Kinross Gold Corp., 5.95%, 3/15/2024	45,000	48,249
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	50,000	53,000
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	85,000	93,394
Steel Dynamics, Inc., 5.125%, 10/01/2021	45,000	46,463
Steel Dynamics, Inc., 5.5%, 10/01/2024	80,000	84,500
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/2020	80,000	82,000
Suncoke Energy, Inc., 7.625%, 8/01/2019	14,000	13,790
TMS International Corp., 7.625%, 10/15/2021 (n)	105,000	105,788

		$1,323,768
Midstream - 3.3%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$120,000	$123,000
Energy Transfer Equity LP, 7.5%, 10/15/2020	175,000	197,203
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022	95,000	91,438
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	160,000	203,754
ONEOK, Inc., 7.5%, 9/01/2023	55,000	65,060
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	145,000	159,687
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	100,000	110,540
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	69,000	75,432

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	$50,000	$50,844
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	45,000	46,350
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027 (n)	145,000	151,525
Williams Cos., Inc., 4.55%, 6/24/2024	115,000	117,731

		$1,392,564
Network & Telecom - 0.8%
Centurylink, Inc., 6.45%, 6/15/2021	$15,000	$16,200
Centurylink, Inc., 7.65%, 3/15/2042	85,000	79,050
Frontier Communications Corp., 6.25%, 9/15/2021	55,000	51,013
Frontier Communications Corp., 9%, 8/15/2031	40,000	34,200
Telecom Italia Capital, 6%, 9/30/2034	35,000	35,788
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	50,000	54,063
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	80,000	84,900

		$355,214
Oil Services - 0.8%
Bristow Group, Inc., 6.25%, 10/15/2022	$125,000	$103,125
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039	80,000	64,800
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)	80,000	80,600
Weatherford International Ltd., 8.25%, 6/15/2023	100,000	108,375

		$356,900
Oils - 0.5%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$105,000	$112,613
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	110,000	112,200

		$224,813
Other Banks & Diversified Financials - 0.6%
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	200,000	$241,000

Pharmaceuticals - 0.8%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/2022 (n)	$100,000	$98,500
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	110,000	108,075
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)	60,000	54,600
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)	90,000	78,975

		$340,150
Precious Metals & Minerals - 0.4%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$160,000	$164,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Printing & Publishing - 0.8%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$130,000	$133,738
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	80,000	84,000
TEGNA, Inc., 4.875%, 9/15/2021 (n)	45,000	46,463
TEGNA, Inc., 6.375%, 10/15/2023	60,000	63,750

		$327,951
Real Estate - Healthcare - 0.6%
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022	$160,000	$165,400
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026	90,000	92,250

		$257,650
Real Estate - Other - 0.9%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024 (n)	$80,000	$82,200
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021	135,000	140,738
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	100,000	105,261
Starwood Property Trust, Inc., REIT, 5%, 12/15/2021 (n)	70,000	72,975

		$401,174
Restaurants - 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	$60,000	$61,500

Retailers - 0.8%
Dollar Tree, Inc., 5.75%, 3/01/2023	$130,000	$137,930
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	105,000	104,475
Rite Aid Corp., 6.125%, 4/01/2023 (n)	4,000	3,960
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	70,000	72,275

		$318,640
Specialty Chemicals - 1.2%
A Schulman, Inc., 6.875%, 6/01/2023	$105,000	$110,775
Chemtura Corp., 5.75%, 7/15/2021	135,000	139,590
Koppers, Inc., 6%, 2/15/2025 (n)	70,000	73,325
Univar USA, Inc., 6.75%, 7/15/2023 (n)	170,000	177,225

		$500,915
Specialty Stores - 0.7%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)	$110,000	$100,513
Group 1 Automotive, Inc., 5%, 6/01/2022	120,000	121,500
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)	85,000	87,231

		$309,244

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Supermarkets - 0.2%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)	$95,000	$97,138

Telecommunications - Wireless - 3.2%
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	$200,000	$213,500
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	200,000	167,800
SFR Group S.A., 7.375%, 5/01/2026 (n)	200,000	210,250
Sprint Capital Corp., 6.875%, 11/15/2028	105,000	113,663
Sprint Corp., 7.875%, 9/15/2023	130,000	145,925
Sprint Corp., 7.125%, 6/15/2024	125,000	136,329
Sprint Nextel Corp., 9%, 11/15/2018 (n)	50,000	54,688
Sprint Nextel Corp., 6%, 11/15/2022	55,000	57,303
T-Mobile USA, Inc., 6.125%, 1/15/2022	10,000	10,563
T-Mobile USA, Inc., 6.5%, 1/15/2024	75,000	81,281
T-Mobile USA, Inc., 5.125%, 4/15/2025	60,000	63,225
T-Mobile USA, Inc., 6.5%, 1/15/2026	70,000	77,613
T-Mobile USA, Inc., 5.375%, 4/15/2027	50,000	53,500

		$1,385,640
Telephone Services - 0.3%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$25,000	$25,984
Level 3 Financing, Inc., 5.375%, 5/01/2025	100,000	104,250

		$130,234
Transportation - Services - 0.2%
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	$55,000	$47,300
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	20,000	19,750

		$67,050
Utilities - Electric Power - 1.3%
Calpine Corp., 5.5%, 2/01/2024	$120,000	$115,800
Calpine Corp., 5.75%, 1/15/2025	80,000	77,400
Covanta Holding Corp., 6.375%, 10/01/2022	35,000	36,006
Covanta Holding Corp., 5.875%, 3/01/2024	65,000	65,325
Covanta Holding Corp., 5.875%, 7/01/2025	50,000	50,000
NRG Energy, Inc., 6.625%, 3/15/2023	110,000	111,650
NRG Energy, Inc., 7.25%, 5/15/2026	75,000	76,688

		$532,869
Total Bonds (Identified Cost, $23,815,967)		$24,047,685

Portfolio of Investments (unaudited) – continued

Common Stocks - 36.7%
Issuer	Shares/Par	Value ($)
Brokerage & Asset Managers - 2.8%
BlackRock, Inc.	1,279	$491,865
NASDAQ, Inc.	10,559	727,198

		$1,219,063
Business Services - 1.6%
Accenture PLC, “A”	5,502	$667,393

Chemicals - 2.9%
3M Co.	2,830	$554,199
PPG Industries, Inc.	6,147	675,186

		$1,229,385
Construction - 1.1%
Sherwin-Williams Co.	1,414	$473,238

Electrical Equipment - 1.4%
Johnson Controls International PLC	14,570	$605,675

Electronics - 1.9%
Texas Instruments, Inc.	10,492	$830,757

Entertainment - 1.4%
Time Warner, Inc.	5,979	$593,535

Food & Beverages - 1.3%
Nestle S.A., ADR	7,088	$545,769

Food & Drug Stores - 1.3%
CVS Health Corp.	6,524	$537,839

Insurance - 3.2%
Aon PLC	6,080	$728,627
Travelers Cos., Inc.	5,157	627,401

		$1,356,028
Major Banks - 2.9%
JPMorgan Chase & Co.	8,234	$716,358
Wells Fargo & Co.	9,401	506,150

		$1,222,508
Medical Equipment - 3.9%
Danaher Corp.	5,599	$466,565
Medtronic PLC	7,266	603,732
Thermo Fisher Scientific, Inc.	3,672	607,092

		$1,677,389

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Oil Services - 1.2%
LTRI Holdings LP (a)	60	$53,365
Schlumberger Ltd.	6,462	469,077

		$522,442
Other Banks & Diversified Financials - 3.8%
Citigroup, Inc.	15,310	$905,127
U.S. Bancorp	14,247	730,586

		$1,635,713
Pharmaceuticals - 1.4%
Johnson & Johnson	3,464	$427,700
Merck & Co., Inc.	2,806	174,898

		$602,598
Printing & Publishing - 1.5%
Moody’s Corp.	5,339	$631,710

Tobacco - 1.5%
Philip Morris International, Inc.	5,942	$658,611

Utilities - Electric Power - 1.6%
Duke Energy Corp.	8,416	$694,320
Total Common Stocks (Identified Cost, $10,703,376)		$15,703,973

Floating Rate Loans (g)(r) - 0.7%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 4.12%, 2/28/2020	$66,515	$66,615

Chemicals - 0.1%
GCP Applied Technologies, Inc., Term Loan B, 4.4%, 2/03/2022	$33,972	$34,142

Computer Software - Systems - 0.1%
Sabre, Inc., Term Loan B, 3.74%, 2/22/2024	$32,419	$32,702

Consumer Products - 0.1%
Spectrum Brands Inc. Term Loan, 3.12%, 6/23/2022	$30,587	$30,753

Entertainment - 0.1%
Cedar Fair L.P., Term Loan B, 3.24%, 4/13/2024	$42,820	$43,088
Six Flags Theme Parks, Inc., Term Loan B, 3.25%, 6/30/2022	32,500	32,774

		$75,862

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Medical & Health Technology & Services - 0.2%
DaVita HealthCare Partners, Inc., Term Loan B, 3.74%, 6/24/2021	$75,613	$76,383
Total Floating Rate Loans (Identified Cost, $314,373)		$316,457

Money Market Funds - 5.3%
MFS Institutional Money Market Portfolio, 0.78% (v) (Identified Cost, $2,257,936)	2,258,119	$2,258,119
Total Investments (Identified Cost, $37,091,652)		$42,326,234

Other Assets, Less Liabilities - 1.0%		408,218
Net Assets - 100.0%		$42,734,452

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,579,411, representing 24.8% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
CCM Merger, Inc., 6%, 3/15/2022	3/08/17-3/30/17	$65,430	$67,113
Cedar Fair LP, 5.375%, 4/15/2027	4/10/17	55,311	56,851
CommScope Holding Company, Inc., 5.5%, 6/15/2024	4/20/17	20,811	20,950
E. W. Scripps Co., 5.125%, 5/15/2025	4/20/17-4/21/17	60,468	61,575
Enpro Industries, Inc., 5.875%, 9/15/2022	3/21/17	5,049	5,250
First Data Corp., 5%, 1/15/2024	4/21/17-4/27/17	81,842	81,820
Morgan Stanley Capital I, Inc., FRN, 1.481%, 4/28/2039	7/20/04	849	781
New Enterprise Stone & Lime Co, Inc., 10.125%, 4/01/2022	3/19/17-4/10/17	67,473	68,900

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Seven Generations Energy, 6.75%, 5/01/2023	4/20/17-4/21/17	$79,594	$79,500
Videotron Ltd., 5.125%, 4/15/2027	3/31/17-4/10/17	80,903	81,576
Total Restricted Securities			$524,316
% of Net assets			1.2%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 4/30/17

Forward Foreign Currency Exchange Contracts at 4/30/17

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	JP Morgan Chase Bank N.A.	111,755	6/9/2017	$118,697	$121,954	$(3,257)

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $34,833,716)	$40,068,115
Underlying affiliated funds, at value (identified cost, $2,257,936)	2,258,119
Total investments, at value (identified cost, $37,091,652)	$42,326,234
Cash	28,615
Receivables for
Investments sold	422,808
Interest and dividends	393,110
Other assets	16,280
Total assets	$43,187,047
Liabilities
Payables for
Distributions	$24,186
Forward foreign currency exchange contracts	3,257
Investments purchased	357,802
Payable to affiliates
Investment adviser	4,311
Transfer agent and dividend disbursing costs	231
Payable for independent Trustees’ compensation	12,615
Accrued expenses and other liabilities	50,193
Total liabilities	$452,595
Net assets	$42,734,452
Net assets consist of
Paid-in capital	$44,379,392
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	5,231,409
Accumulated net realized gain (loss) on investments and foreign currency	(5,514,438)
Accumulated distributions in excess of net investment income	(1,361,911)
Net assets	$42,734,452
Shares of beneficial interest outstanding	7,084,218
Net asset value per share (net assets of $42,734,452 / 7,084,218 shares of beneficial interest outstanding)	$6.03

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$805,410
Dividends	242,625
Dividends from underlying affiliated funds	6,390
Other	3,877
Foreign taxes withheld	(2,449)
Total investment income	$1,055,853
Expenses
Management fee	$180,017
Transfer agent and dividend disbursing costs	7,693
Administrative services fee	8,679
Independent Trustees’ compensation	5,718
Stock exchange fee	11,734
Custodian fee	2,500
Reimbursement of custodian expenses	(72,656)
Shareholder communications	24,443
Audit and tax fees	35,974
Legal fees	809
Miscellaneous	12,956
Total expenses	$217,867
Net investment income	$837,986
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$345,075
Underlying affiliated funds	(119)
Foreign currency	7,819
Net realized gain (loss) on investments and foreign currency	$352,775
Change in unrealized appreciation (depreciation)
Investments	$1,823,210
Translation of assets and liabilities in foreign currencies	(5,849)
Net unrealized gain (loss) on investments and foreign currency translation	$1,817,361
Net realized and unrealized gain (loss) on investments and foreign currency	$2,170,136
Change in net assets from operations	$3,008,122

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/17 (unaudited)	Year ended 10/31/16
From operations
Net investment income	$837,986	$1,606,140
Net realized gain (loss) on investments and foreign currency	352,775	(842,299)
Net unrealized gain (loss) on investments and foreign currency translation	1,817,361	2,105,157
Change in net assets from operations	$3,008,122	$2,868,998
Distributions declared to shareholders
From net investment income	$(875,797)	$(1,699,546)
From tax return of capital	—	(2,445,505)
From other sources	(1,246,010)	—
Total distributions declared to shareholders	$(2,121,807)	$(4,145,051)
Change in net assets from fund share transactions	$(1,352)	$—
Total change in net assets	$884,963	$(1,276,053)
Net assets
At beginning of period	41,849,489	43,125,542
At end of period (including accumulated distributions in excess of net investment income of $1,361,911 and $78,090, respectively)	$42,734,452	$41,849,489

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
			2016	2015	2014	2013	2012

Net asset value, beginning of period	$5.91		$6.09	$6.78	$7.05	$6.84	$6.73
Income (loss) from investment operations
Net investment income (d)	$0.12	(c)	$0.23	$0.25	$0.28	$0.33	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		0.18	(0.29)	0.15	0.58	0.39
Total from investment operations	$0.42		$0.41	$(0.04)	$0.43	$0.91	$0.78
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)	$(0.32)	$(0.42)	$(0.39)	$(0.41)
From tax return of capital	—		(0.35)	(0.33)	(0.28)	(0.31)	(0.26)
From other sources	(0.18)		—	—	—	—	—
Total distributions declared to shareholders	$(0.30)		$(0.59)	$(0.65)	$(0.70)	$(0.70)	$(0.67)
Net increase from repurchase of capital shares	$0.00	(w)	$—	$—	$—	$—	$—
Net asset value, end of period (x)	$6.03		$5.91	$6.09	$6.78	$7.05	$6.84
Market value, end of period	$5.95		$5.50	$5.53	$7.59	$7.29	$7.46
Total return at market value (%)	13.92	(n)	10.75	(19.11)	14.73	7.94	19.99
Total return at net asset value (%) (j)(r)(s)(x)	7.44	(c)(n)	8.07	(0.28)	5.97	13.85	12.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)(c)	1.42	1.41	1.35	1.39	1.49
Expenses after expense reductions (f)	N/A		N/A	N/A	1.35	1.39	1.45
Net investment income	3.98	(a)(c)	3.88	3.80	4.05	4.73	5.73
Portfolio turnover	17	(n)	26	29	39	40	49
Net assets at end of period (000 omitted)	$42,734		$41,849	$43,126	$47,904	$49,402	$47,596

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Special Value Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Notes to Financial Statements (unaudited) – continued

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the

Notes to Financial Statements (unaudited) – continued

security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$15,650,608	$—	$53,365	$15,703,973
Non-U.S. Sovereign Debt	—	305,695	—	305,695
U.S. Corporate Bonds	—	20,590,720	—	20,590,720
Commercial Mortgage-Backed Securities	—	17,849	—	17,849
Foreign Bonds	—	3,133,421	—	3,133,421
Floating Rate Loans	—	316,457	—	316,457
Mutual Funds	2,258,119	—	—	2,258,119
Total Investments	$17,908,727	$24,364,142	$53,365	$42,326,234

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Liabilities	$—	$(3,257)	$—	$(3,257)

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/16	$—
Received from a Corporate Action	53,365
Balance as of 4/30/17	$53,365

At April 30, 2017, the fund held 1 level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$(3,257)

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2017 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$7,974

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2017 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$(5,994)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the

Notes to Financial Statements (unaudited) – continued

fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are

Notes to Financial Statements (unaudited) – continued

recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Reimbursement of Expenses by Custodian – In December 2015, the fund’s custodian (or former custodian), State Street Bank and Trust Company, announced that it intended to reimburse its asset servicing clients for expense amounts that it billed in error during the period 1998 through 2015. The amount of this one-time reimbursement attributable to the fund is reflected as “Reimbursement of custodian expenses” in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 10.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to defaulted bonds, expiration of capital loss carryforwards and amortization and accretion of debt securities.

For the six months ended April 30, 2017, the amount of distributions estimated to be a tax return of capital was approximately $1,246,010 which are reported as distributions from other sources in the Statements of Changes in Net Assets. The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/16
Ordinary income (including any short-term capital gains)	$1,699,546
Tax return of capital (b)	2,445,505
Total distributions	$4,145,051

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/17
Cost of investments	$37,195,429
Gross appreciation	5,838,407
Gross depreciation	(707,602)
Net unrealized appreciation (depreciation)	$5,130,805

As of 10/31/16
Capital loss carryforwards	(5,756,585)
Other temporary differences	(75,414)
Net unrealized appreciation (depreciation)	3,300,744

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

Notes to Financial Statements (unaudited) – continued

As of October 31, 2016, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
10/31/17	$(4,711,246)
10/31/18	(89,992)
Total	$(4,801,238)

Post-enactment losses which are characterized as follows:
Short-Term	$(145,049)
Long-Term	(810,298)
Total	$(955,347)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.68% of the fund’s average daily net assets and 3.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.90% of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2017. For the six months ended April 30, 2017, the fund’s average daily net assets and gross income fees did not meet the thresholds required to waive the management fee under this agreement. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2017 was equivalent to an annual effective rate of 0.85% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2017, these fees paid to MFSC amounted to $1,195.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2017 was equivalent to an annual effective rate of 0.0412% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the

Notes to Financial Statements (unaudited) – continued

investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,097 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $11,195 at April 30, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2017, the fee paid by the fund under this agreement was $40 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended April 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $6,721,055 and $9,005,705, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased and retired 249 shares of beneficial interest during the six months ended April 30, 2017 at an average price per share of $5.43 and a weighted average discount of 7.65% per share. The fund did not repurchase any shares for the year ended October 31, 2016. Transactions in fund shares were as follows:

	Six months ended 4/30/17		Year ended 10/31/16
	Shares	Amount	Shares	Amount
Capital shares reacquired	(249)	$(1,352)	—	$—

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for

Notes to Financial Statements (unaudited) – continued

temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2017, the fund’s commitment fee and interest expense were $145 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,491,200	4,944,709	(4,177,790)	2,258,119

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(119)	$—	$6,390	$2,258,119

(8) Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009 bankruptcy petition. During that time period, the fund received term loan payments of approximately $280,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the

Notes to Financial Statements (unaudited) – continued

existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Special Value Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Special Value Trust (the Fund), including the portfolio of investments, as of April 30, 2017, and the related statements of operations, changes in net assets and financial highlights for the six-month period ended April 30, 2017. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2016 and the financial highlights for each of the five years in the period ended October 31, 2016, and in our report dated December 19, 2016, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

June 16, 2017

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

Additional information about the fund (e.g. performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MFV

ITEM 2.	CODE OF ETHICS.

Effective January 1, 2017, the Code of Ethics (the “Code”) was amended to (i) clarify that the term “for profit” company as used in Section II.B of the Code excludes the investment adviser and its subsidiaries and pooled investment vehicles sponsored by the investment adviser or its subsidiaries, (ii) align the Code’s provisions regarding receipt of gifts and entertainment in Section II.B of the Code with the gifts and entertainment policy of the Funds’ investment adviser, and (iii) make other administrative changes. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the amended Code effective as of January 1, 2017 is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Special Value Trust is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Special Value Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/16-11/30/16	249	5.43	249	708,197
12/01/16-12/31/16	0	N/A	0	708,197
1/01/17-1/31/17	0	N/A	0	708,197
2/01/17-2/28/17	0	N/A	0	708,197
3/01/17-3/31/17	0	N/A	0	708,197
4/01/17-4/30/17	0	N/A	0	708,197

Total	249	5.43	249

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2016 plan year is 708,446.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS SPECIAL VALUE TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 16, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2017

*	Print name and title of each signing officer under his or her signature.